Share Capital and Dividends - Transaction Activity Related to Class of Shares (Details) - CAD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2019	Oct. 31, 2018	Mar. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares		25,951,311	24,601,490
Balance, shares	55,665,476		25,951,311
Class A
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares		12,009,378	8,778,472
Issued in relation to dividends and employee compensation, Number of shares		455,378
Issued for private placement, Number of shares		11,736,055
Redeemed, Number of shares		(95,970)	(143,845)
Balance, shares		24,104,841	12,009,378
Beginning balance (Old Alithya balance)		$ 30,948	$ 20,715
Issued in relation to dividends and employee compensation		2,051
Issued for private placement (Note 3)		50,761
Redeemed		(252)	(576)
Share-based compensation on shares vested during the period, issued on business acquisitions		$ 807	2,701
Ending balance	$ 84,315		$ 30,948
Issued, Number of shares			1,493,666
Converted into Class AA, Number of shares			(35,492)
Converted into Class J, Number of shares			1,916,577
Issued			$ 2,742
Converted into Class AA			(134)
Converted into Class J			$ 5,500
Class AA Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares		7,100,369	7,064,877
Issued in relation to dividends and employee compensation, Number of shares		68,615
Balance, shares		7,168,984	7,100,369
Beginning balance (Old Alithya balance)		$ 3,206	$ 3,072
Issued in relation to dividends and employee compensation		$ 309
Ending balance	$ 3,515		$ 3,206
Converted into Class AA, Number of shares			35,492
Converted into Class AA			$ 134